Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Apollo Resources Corporation [Member]	Common Stock [Member]	Common Stock [Member] Apollo Resources Corporation [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Apollo Resources Corporation [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Apollo Resources Corporation [Member]	Retained Earnings [Member]	Retained Earnings [Member] Apollo Resources Corporation [Member]	Total	Apollo Resources Corporation [Member]	Stockholders Equity [Member] Apollo Resources Corporation [Member]
Balance at Dec. 31, 2021			$ 1,230	$ 1,446	$ 2,609,619	$ 1,080,433	$ (23,927)	$ 314,055	$ (2,471,088)	$ (1,299,358)	$ 115,834		$ 96,576
Balance, shares at Dec. 31, 2021	1	1	1,229,642	1,446,250
Issuance of common stock in connection with sales made under private offerings			$ 371	$ 150	489,504	625,725					489,875		625,875
Issuance of common stock in connection with sales made under private offerings, shares			370,725	150,175
Stock based compensation			$ 23		116,876	331,858					116,899		331,858
Stock based compensation, shares			23,380
Change in foreign currency translation							(6,950)	(309,105)			(6,950)		(309,105)
Net income (loss)									(657,375)	(1,203,473)	(657,375)	$ (1,203,473)	(1,203,473)
Balance at Dec. 31, 2022			$ 1,624	$ 1,596	3,215,999	2,038,016	(30,877)	4,950	(3,128,463)	(2,502,831)	58,283	(458,269)	(458,269)
Balance, shares at Dec. 31, 2022	1	1	1,623,747	1,596,425
Issuance of common stock in connection with sales made under private offerings			$ 165	$ 526	612,135	3,153,974					612,300		3,154,500
Issuance of common stock in connection with sales made under private offerings, shares			165,436	525,750
Stock based compensation			$ 145		114,893	197,805					115,038		197,805
Stock based compensation, shares			145,716
Change in foreign currency translation							(35,489)	(210,420)			(35,489)		(210,420)
Net income (loss)									(1,071,845)	(1,030,574)	(1,071,845)	(1,030,574)	(1,030,574)
Balance at Dec. 31, 2023			$ 1,934	$ 2,122	3,943,027	5,389,795	(66,366)	(205,470)	(4,200,308)	(3,533,405)	(321,713)	1,653,042	1,653,042
Balance, shares at Dec. 31, 2023	1	1	1,934,899	2,122,175
Issuance of common stock in connection with sales made under private offerings			$ 144		444,356						444,500
Issuance of common stock in connection with sales made under private offerings, shares			143,666
Stock based compensation			$ 300		179,638						179,938
Stock based compensation, shares			300,314
Change in foreign currency translation							170,783				170,783
Net income (loss)									(525,600)		(525,600)
Balance at Jun. 30, 2024			$ 2,378		4,567,021		104,417		(4,725,908)		(52,092)
Balance, shares at Jun. 30, 2024	1		2,378,879
Balance at Dec. 31, 2023			$ 1,934	$ 2,122	3,943,027	$ 5,389,795	(66,366)	$ (205,470)	(4,200,308)	$ (3,533,405)	(321,713)	$ 1,653,042	$ 1,653,042
Balance, shares at Dec. 31, 2023	1	1	1,934,899	2,122,175
Issuance of common stock in connection with sales made under private offerings			$ 602		1,581,648						1,582,250
Issuance of common stock in connection with sales made under private offerings, shares			601,832
Effects of the merger with Apollo Resources Corp.			$ 3,695		4,540,551		(539,409)		(3,232,111)		772,726
Effects of the merger with Apollo Resources Corp., shares			3,694,419
Stock based compensation			$ 436		862,577						863,013
Stock based compensation, shares			436,195
Change in foreign currency translation							(63,575)				(63,575)
Net income (loss)									(1,713,123)		(1,713,123)
Balance at Dec. 31, 2024			$ 6,667		10,927,803		(669,350)		(9,145,542)		1,119,578
Balance, shares at Dec. 31, 2024	1		6,667,345
Issuance of common stock in connection with sales made under private offerings			$ 568		1,411,332						1,411,900
Issuance of common stock in connection with sales made under private offerings, shares			568,066
Option Agreement			$ 160		499,840						500,000
BMR Purchase Option Agreement, shares			159,592
Stock based compensation			$ 377		1,356,418						1,356,795
Stock based compensation, shares			377,422
Change in foreign currency translation							176,477				176,477
Net income (loss)									(2,799,353)		(2,799,353)
Balance at Jun. 30, 2025			$ 7,772		$ 14,195,393		$ (492,873)		$ (11,944,895)		$ 1,765,397
Balance, shares at Jun. 30, 2025	1		7,772,425